Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 40,905,996	$ 64,641,092
Restricted cash	28,874,284	29,861,162
Prepaid expenses and other current assets	2,780,347	3,578,672
Advances to employees	1,056,423
Trust bank balances held on behalf of customers	8,811,691	18,663,564
Accounts receivable - margin clients, net of allowance for doubtful accounts of nil and nil in 2011 and 2012, respectively	15,054,331	12,888,630
Accounts receivable - others, net of allowance for doubtful accounts of $129,439 and $41,893 in 2011 and 2012, respectively	4,970,427	1,467,851
Loan receivable	1,205,604	9,565,503
Short-term investments	2,639,589	10,700,838
Deferred tax assets, current	391,625	633,678
Total current assets	106,690,317	152,000,990
Property and equipment, net	4,914,114	6,529,819
Acquired intangible assets, net	4,675,237
Cost method investment	802,202
Rental deposits	751,627	738,297
Goodwill	3,049,281
Other assets	287,443	223,874
Deferred tax assets, non-current	200,774	483,703
Total assets	121,370,995	159,976,683
Liabilities and shareholders' equity
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $7,037,155 and $3,792,852 as of December 31, 2011 and December 31, 2012, respectively)	7,551,457	17,287,260
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,127,403 and $2,731,088 as of December 31, 2011 and December 31, 2012, respectively)	5,388,630	6,457,049
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2011 and December 31, 2012, respectively)	8,811,691	18,663,564
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2011 and December 31, 2012, respectively)	13,546,115	19,170,891
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $114,934 and $140,641 as of December 31, 2011 and December 31, 2012, respectively)	804,851	144,496
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $24,621 and $7,837 as of December 31, 2011 and December 31, 2012, respectively)	87,709	134,732
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,725 and $140,074 as of December 31, 2011 and December 31, 2012, respectively)	140,074	45,333
Total current liabilities	36,330,527	61,903,325
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,032,794 and $1,062,318 as of December 31, 2011 and December 31, 2012, respectively)	3,155,108	7,237,117
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $1,168,809 as of December 31, 2011 and December 31, 2012, respectively)	1,168,809
Total liabilities	40,654,444	69,140,442
Commitments and contingencies (Note 21)
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,328	14,325
Additional paid-in capital	81,163,244	80,446,578
Accumulated other comprehensive income	11,089,820	10,927,248
Retained deficits	(12,302,209)	(447,002)
Total China Finance Online Co. Limited shareholders' equity	79,965,183	90,941,149
Noncontrolling interest	751,368	(104,908)
Total equity	80,716,551	90,836,241
Total liabilities and equity	$ 121,370,995	$ 159,976,683